Offerings - Offering: 1	Sep. 25, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 825,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 121.77
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.